Litigation (Tables)	12 Months Ended
Dec. 31, 2013
Litigation provisions
Litigation provisions

2013
CHF million
Balance at beginning of period	1,157
Increase in litigation accruals	2,109
Decrease in litigation accruals	(141)
Decrease for settlements and other cash payments	(762)
Foreign exchange translation	(31)
Balance at end of period	2,332